Fees Summary	Oct. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,892,025,354.76
Previously Paid Amount	0
Total Fee Amount	289,669.08
Total Offset Amount	0
Net Fee	$ 289,669.08